Aug. 09, 2017
Hartford Global Impact Fund
Hartford Global Impact Fund

AUGUST 9, 2017

SUPPLEMENT TO

HARTFORD GLOBAL IMPACT FUND PROSPECTUS

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED APRIL 3, 2017

(THE HARTFORD MUTUAL FUNDS, INC.)

This Supplement contains new and additional information and should be read in connection with your Prospectus.

(1)   Effective immediately, under the heading “Hartford Global Impact Fund Summary Section – Principal Investment Strategy,” the fourth sentence in the first paragraph is deleted in its entirety and replaced with the following:

The Fund may invest in companies of any market capitalization, including small capitalization securities, located anywhere in the world.